Nature of operations and going concern	6 Months Ended
Jun. 30, 2023
Disclosure Of Nature Of Operations And Going Concern [Abstract]
Nature of operations and going concern

1. Nature of operations and going concern

Liminal BioSciences Inc., or Liminal or the Company, is incorporated under the Canada Business Corporations Act and is a publicly traded development stage biopharmaceutical company (Nasdaq symbol: LMNL) focused on discovering and developing distinctive novel small molecule therapeutics that modulate G protein-coupled receptors, or GPCR, pathways with the intent of developing best/first-in-class therapeutics for the treatment of metabolic, for inflammatory and fibrotic diseases with significant unmet needs, using its integrated drug discovery platform, medicinal chemistry expertise and deep understanding of the GPCR biology. The Company’s pipeline is currently made up of three development programs. The candidate selected for clinical development, LMNL6511, a selective antagonist for the GPR84 receptor, is expected to commence a Phase 1 clinical trial in the second half of 2023. The Company is also developing potential OXER1 antagonists and GPR40 agonists, both of which are at the preclinical stage.

On February 1, 2023, the Company performed a share consolidation of all its issued and outstanding common shares, stock options and warrants on the basis of a consolidation ratio of ten pre-consolidation shares to one post consolidation share. The quantities and per unit prices of the Company's common shares, stock options and warrants presented in these interim condensed consolidated financial statements have been retroactively adjusted to give effect to the share consolidation.

The Company’s registered office is located at 231 Dundas Street East, Belleville, Ontario, K8N 1E2 and its principal executive office is located at 440, Boul. Armand-Frappier, suite 300, Laval, Québec, Canada, H7V 4B4. Liminal has active business operations in Canada and the United Kingdom.

Structured Alpha LP, or SALP, is Liminal’s majority and controlling shareholder and is considered Liminal’s parent entity for accounting purposes. Thomvest Asset Management Ltd., or Thomvest, is the general partner of SALP and the ultimate controlling parent, for accounting purposes, of Liminal is The 2003 TIL Settlement.

The interim condensed consolidated financial statements for the quarter and six months ended June 30, 2023, or interim financial statements, are presented in Canadian dollars, $ or CAD, and have been prepared in accordance with International Financial Reporting Standards, or IFRS, as issued by the International Accounting Standards Board, or IASB, on a going concern basis, which presumes the Company will continue its operations for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the ordinary course of business.

During the six months ended June 30, 2023, the Company incurred a net loss from continuing operations of $16.6 million ($17.5 million for the six months ended June 30, 2022) and had negative operating cash flows, including continuing and discontinued operations, of $18.1 million ($13.8 million for the six months ended June 30, 2022). At June 30, 2023, the Company had an accumulated deficit of $1,098.9 million ($1,082.3 million at December 31, 2022) and a working capital of $16.4 million ($31.2 million at December 31, 2022).

The Company’s cash runway is dependent on the research programs currently underway, the pace of their progression and their outcome, as well as those planned to be undertaken in the short term. As such, there is always a degree of uncertainty in regard to the outcome or cost of those programs. The cash runway is also dependent on decisions the Company makes in terms of managing its capital, including raising capital through the issuance of debt or equity, and the Company's ability to conclude such financing transactions at an acceptable cost. The need to complete financing transactions in the future is likely to continue until the Company can generate sufficient product revenues to finance its cash requirements. Management may revert to a variety of sources for financing future cash needs including public or private equity offerings, debt financings, strategic collaborations, alliances and licensing arrangements, grant funding, selling non-core assets or other sources.

Despite the Company’s efforts to obtain the necessary funding and improve profitability of its operations, there can be no assurance of its success in doing so, especially with respect to its access to further funding on acceptable terms, if at all.

The Company currently expects that its existing resources will be sufficient to fund its planned operations and expenditures until December 2023.

These circumstances indicate the existence of a material uncertainty that may cast substantial doubt about the Company’s ability to continue as a going concern. If the Company is unable to secure additional capital, it may be required to curtail its research and development initiatives and take additional measures to reduce costs in order to conserve its cash in amounts sufficient to sustain operations and meet its obligations. These measures could cause significant delays in the Company’s preclinical, clinical and regulatory efforts, which are critical to the realization of its business plan. These interim financial statements do not include any adjustments to the amounts and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.